Segment Disclosures - Revenue from Continuing Operations by Major Geographic Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Segment Reporting Information [Line Items]
Percentage Of Entity Wide Revenue Major Customer	10.00%	10.00%
Total Revenue	$ 6,813	$ 11,073	$ 18,423
Total Revenue Rate	100.00%	100.00%	100.00%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	2,366	5,489
Assets
Total Assets	7,552	13,165
Concentration Risk Percentage Customer Two			10.00%
Revenues
Segment Reporting Information [Line Items]
Total Revenue	6,813	11,073	18,423
North America
Segment Reporting Information [Line Items]
Total Revenue	1,811	2,896	5,442
Total Revenue Rate	26.60%	26.20%	29.50%
Europe, Middle East and Africa
Segment Reporting Information [Line Items]
Total Revenue	2,991	4,502	7,662
Total Revenue Rate	43.90%	40.70%	41.60%
Latin America
Segment Reporting Information [Line Items]
Total Revenue	907	2,114	2,646
Total Revenue Rate	13.30%	19.10%	14.40%
Asia Pacific
Segment Reporting Information [Line Items]
Total Revenue	1,104	1,561	2,673
Total Revenue Rate	16.20%	14.00%	14.50%
Hardware | Revenues
Segment Reporting Information [Line Items]
Total Revenue	3,785	6,648	13,794
Service | Revenues
Segment Reporting Information [Line Items]
Total Revenue	2,698	3,910	4,074
Software | Revenues
Segment Reporting Information [Line Items]
Total Revenue	235	261	318
Other Revenue | Revenues
Segment Reporting Information [Line Items]
Total Revenue	95	254	237
Canada
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	2,058	4,895
Assets
Total Assets	2,362	8,252
Canada | North America
Segment Reporting Information [Line Items]
Total Revenue	491	661	1,260
Total Revenue Rate	7.20%	6.00%	6.80%
United States
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	239	395
Assets
Total Assets	2,207	1,713
United States | North America
Segment Reporting Information [Line Items]
Total Revenue	1,320	2,235	4,182
Total Revenue Rate	19.40%	20.20%	22.70%
United Kingdom
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	7	30
Assets
Total Assets	954	1,071
United Kingdom | Europe, Middle East and Africa
Segment Reporting Information [Line Items]
Total Revenue	604	1,238	1,919
Total Revenue Rate	8.90%	11.20%	10.40%
Other Countries
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	62	169
Assets
Total Assets	2,029	2,129
Other Countries | Europe, Middle East and Africa
Segment Reporting Information [Line Items]
Total Revenue	$ 2,387	$ 3,264	$ 5,743
Total Revenue Rate	35.00%	29.50%	31.20%